Shareholder Fees {- Strategic Advisers Municipal Bond Fund}	Jul. 30, 2022 USD ($)
05.31 Strategic Advisers Municipal Bond Fund Pro-04 | Strategic Advisers Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none